Segment reporting - Reconciliation of information on reportable segments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	¥ 9,071,659	¥ 8,978,986	¥ 9,394,911
Profit / (loss) before taxation	(1,216,192)	80,818	289,004
Assets	10,705,030	5,836,251
Liabilities	4,052,876	6,159,297
Finance income	40,433	25,608	7,311
Finance costs	(28,362)	(31,338)	(25,209)
Depreciation and amortisation expense	(265,019)	(268,669)	(191,778)
Credit loss on trade and other receivables	(20,832)	(25,366)	(90,124)
Impairment loss on non-current assets	(2,941)	(36,844)	(27,542)
Reportable segments
Disclosure of operating segments [line items]
Profit / (loss) before taxation	354,550	575,919	665,306
Assets	10,188,040	5,727,281
Liabilities	3,995,757	3,732,134
Finance income	38,867	25,189	8,127
Finance costs	(28,345)	(32,997)	(30,893)
Depreciation and amortisation expense	(263,950)	(271,017)	(201,760)
Credit loss on trade and other receivables	(20,815)	(68,827)	(125,595)
Impairment loss on non-current assets	(2,941)	(41,059)	(82,947)
Other segment
Disclosure of operating segments [line items]
Profit / (loss) before taxation	58,556	44,092	36,402
Assets	164,928	108,970
Liabilities	57,119	45,836
Finance income	1,566	766	101
Finance costs	(17)	(65)	(11)
Depreciation and amortisation expense	(1,069)	(310)	(151)
Credit loss on trade and other receivables	(17)	(9)
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(123,511)	(47,317)	(91,450)
Fair value changes of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights
Disclosure of operating segments [line items]
Profit / (loss) before taxation	(1,625,287)	(680,033)	(709,780)
Share of loss of an equity-accounted investee, net of tax
Disclosure of operating segments [line items]
Profit / (loss) before taxation	(4,011)
Interest in an equity-accounted investee
Disclosure of operating segments [line items]
Assets	352,062
Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights
Disclosure of operating segments [line items]
Liabilities		2,381,327
Segment revenue | Reportable segments
Disclosure of operating segments [line items]
Revenue	8,841,998	9,051,833	9,728,211
Profit / (loss) before taxation	354,550	575,919	665,306
Assets	10,188,040	5,727,281
Liabilities	3,995,757	3,732,134
Segment revenue | Other segment
Disclosure of operating segments [line items]
Revenue	353,172	257,416	256,227
Profit / (loss) before taxation	58,556	44,092	36,402
Assets	164,928	108,970
Liabilities	¥ 57,119	45,836
Discontinued operations
Disclosure of operating segments [line items]
Revenue		(282,946)	(498,077)
Finance income			(917)
Finance costs			5,695
Depreciation and amortisation expense			10,133
Credit loss on trade and other receivables			35,471
Impairment loss on non-current assets			55,405
Discontinued operations
Disclosure of operating segments [line items]
Revenue		282,946	498,077
Profit / (loss) before taxation		140,840	297,076
Finance income		347
Finance costs		1,724
Depreciation and amortisation expense		2,658
Credit loss on trade and other receivables		43,470
Impairment loss on non-current assets		4,215
Discontinued operations | Reportable segments
Disclosure of operating segments [line items]
Revenue		289,326	549,128
Discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue		¥ (6,380)	¥ (51,051)